Net Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 10.  Net Loss Per Share

Basic and diluted net loss per share are shown on the statement of operations.

No adjustment has been made to the net loss for charges, gains, losses and accretion related to Series A, B and C CPS, Series A-1 Convertible Preferred Stock and convertible promissory notes, as the effect would be anti-dilutive due to the net loss.

The following outstanding stock options (on an as-converted into common stock basis) and shares issuable or contingently issuable upon conversion of restricted stock, Series A, B and C CPS, Series A-1 Convertible Preferred Stock and convertible promissory notes were excluded from the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects for the three and six months ended June 30, 2013 and 2012:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012

Common share equivalents issuable upon exercise of common stock options	63,544	191,935	69,780	381,187

Shares issuable upon vesting of restricted stock	—	22,665	83	26,058

Shares issuable upon conversion of Series A CPS	28,887,716	26,747,885	28,887,716	26,747,885

Shares issuable upon conversion of Series B CPS	29,411,764	15,898,251	29,411,764	15,898,251

Shares issuable upon conversion of Series C CPS	3,233,734	3,233,734	3,233,734	3,233,734

Shares issuable upon conversion of Series A-1 convertible preferred stock	32,363,069	30,783,412	32,162,240	30,673,156

Shares issuable upon conversion of convertible promissory notes	29,562,624	28,129,553	29,381,681	27,954,468

Total common share equivalents excluded from denominator for diluted earnings per share computation	123,522,451	105,007,435	123,146,998	104,914,739

NOTE 13.  Net Income (Loss) Per Share

Basic and diluted net income (loss) per share are shown on the Statements of Operations.

No adjustment has been made to the net loss for charges, gains, losses and accretion related to Series A, B and C CPS, Series A-1 Convertible Preferred Stock and convertible promissory notes, as the effect would be anti-dilutive due to the net loss.

The following outstanding stock options and warrants (on an as-converted into common stock basis) and shares issuable or contingently issuable upon conversion of restricted stock, Series A, B and C CPS, Series A-1 Convertible Preferred Stock and convertible promissory notes were excluded from the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011

Common share equivalents issuable upon exercise of common stock options	121,032	247,294

Shares issuable upon vesting of restricted stock	18,695	54,082

Shares issuable upon conversion of Series A CPS	27,799,325	23,844,479

Shares issuable upon conversion of Series B CPS	39,215,686	9,263,548

Shares issuable upon conversion of Series C CPS	3,233,734	2,631,285

Shares issuable upon conversion of Series A-1 Convertible Preferred Stock	31,019,035	17,788,797

Shares issuable upon conversion of convertible promissory notes	28,309,426	16,231,668

Total common share equivalents excluded from denominator for diluted earnings per share computation	129,716,933	70,061,153